Organization and Principal Activities (Details) - Schedule of consolidated balance sheets - VIE [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 20,020	$ 607,278
Restricted cash	23,089	30,269
Accounts receivable, net	433,510	403,708
Prepaid expenses and other current assets	966,260	485,154
Total current assets	1,442,879	1,526,409
Non-current assets
Plant and equipment, net	53,023	120,280
Intangible assets, net	89,475	30,547
Deferred tax assets	12,686	13,724
Total non-current assets	155,184	164,551
Total assets	1,598,063	1,690,960
Current liabilities
Accounts payable	8,647	2,743
Accrued expenses and other current liabilities	1,431,818	379,989
Total current liabilities	1,440,465	382,732
Non-current liability
Due to a related party, non-current	464,709	621,021
Total non-current liability	464,709	621,021
Total liabilities	$ 1,905,174	$ 1,003,753